Derivative financial instruments and hedging activities - Maturity Analysis of notional Amounts and Average Rates of hedging Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 7,776,875	$ 6,415,878
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	10,104,168	8,637,171
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	10,260,443	9,163,667
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	6,115,049	5,543,665
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	247	19
Carrying amount, Liabilities	3	116
Derivative notional amount	$ 56,772	$ 42,079
Weighted average fixed interest rate	2.30%	0.90%
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets		$ 47
Carrying amount, Liabilities	$ 24	15
Derivative notional amount	$ 92,744	$ 65,455
Weighted average fixed interest rate	1.90%	1.30%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 9,083	$ 10,503
Weighted average fixed interest rate	1.10%	0.80%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 13,231	$ 8,939
Weighted average fixed interest rate	1.90%	1.50%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 32,173	$ 25,008
Weighted average fixed interest rate	2.50%	0.70%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 69,419	$ 44,870
Weighted average fixed interest rate	1.80%	1.20%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 15,516	$ 6,568
Weighted average fixed interest rate	2.80%	1.90%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 10,094	$ 11,646
Weighted average fixed interest rate	2.00%	1.50%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 126,185	$ 90,123
Weighted average fixed interest rate	3.00%	0.70%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 73,075	$ 85,999
Weighted average fixed interest rate	1.70%	1.20%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 50,436	$ 57,304
Weighted average fixed interest rate	3.30%	0.50%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,221	$ 16,659
Weighted average fixed interest rate	2.00%	0.80%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 74,726	$ 28,707
Weighted average fixed interest rate	2.80%	1.00%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 42,830	$ 55,556
Weighted average fixed interest rate	1.50%	1.20%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 1,023	$ 4,112
Weighted average fixed interest rate	2.50%	1.20%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 24,024	$ 13,784
Weighted average fixed interest rate	2.00%	1.50%
Cash flow hedges [member] | Foreign exchange risk [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 32	$ 9
Derivative notional amount	$ 314	$ 183
Weighted average CAD-EUR exchange rate	1.44	1.52
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 314	$ 183
Weighted average CAD-EUR exchange rate	1.44	1.52
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	$ 25,798	$ 27,157
Derivative notional amount	$ 27,338	$ 27,128
Weighted average CAD-USD exchange rate	1.29	1.29
Weighted average CAD-EUR exchange rate	1.51	1.51
Weighted average CAD-GBP exchange rate	1.71	1.72
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 36	$ 98
Carrying amount, Liabilities	126	18
Derivative notional amount	$ 6,089	$ 4,951
Weighted average CAD-USD exchange rate	1.34	1.26
Weighted average CAD-EUR exchange rate	1.36	1.45
Weighted average CAD-GBP exchange rate	1.55	1.73
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 5,462	$ 433
Weighted average CAD-USD exchange rate	1.31	1.32
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,089	$ 4,951
Weighted average CAD-USD exchange rate	1.34	1.26
Weighted average CAD-EUR exchange rate	1.36	1.45
Weighted average CAD-GBP exchange rate	1.55	1.73
Net investment hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 20,851	$ 26,294
Weighted average CAD-USD exchange rate	1.28	1.29
Weighted average CAD-EUR exchange rate	1.51	1.51
Weighted average CAD-GBP exchange rate	1.71	1.72
Net investment hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 1,025	$ 401
Weighted average CAD-USD exchange rate	1.28	1.3
Weighted average CAD-EUR exchange rate	1.48	1.48